INTANGIBLE ASSETS, NET (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INTANGIBLE ASSETS, NET
Balance on beginning period	R$ 655,041	R$ 649,650	R$ 749,762
Additions	84,536	12,825	(255,967)
Write-offs	(55,885)	(23,678)	(229,651)
Transfers	(32,742)	27,338	114,005
CLASSIFICATION - HELD FOR SALE			(187,801)
Balance on ending period	650,950	655,041	649,650
Generation
INTANGIBLE ASSETS, NET
Balance on beginning period	303,235	68,990	185,521
Additions	(318)	1,219	(226,449)
Write-offs	(7,408)	(6,484)	2,161
Transfers	(1,191)	239,510	208,146
CLASSIFICATION - HELD FOR SALE			(96,067)
Balance on ending period	294,318	303,235	68,990
Generation | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	281,093	55,131	185,521
Additions	(7,888)	(867)	(239,796)
Write-offs	(1,404)	2,917	2,673
Transfers	(1,191)	223,912	208,146
CLASSIFICATION - HELD FOR SALE			(96,067)
Balance on ending period	270,610	281,093	55,131
Generation | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	301,982	287,655	323,309
Additions	7,999	2,046	12,318
Write-offs	(7,414)	(2,819)	2,673
Transfers	(15,388)	15,100	209,046
CLASSIFICATION - HELD FOR SALE			(254,309)
Balance on ending period	287,179	301,982	287,655
Generation | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period	(14,450)	(17,056)	(138,524)
Additions	(15,444)	(2,913)	(36,774)
Transfers	14,197	5,519
CLASSIFICATION - HELD FOR SALE			158,242
Balance on ending period	(15,697)	(14,450)	(17,056)
Generation | In operation | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period	(6,439)	(215,468)	(128)
Additions	(443)		(215,340)
Write-offs	6,010	5,736
Transfers		203,293
Balance on ending period	(872)	(6,439)	(215,468)
Generation | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period	22,142	13,859
Additions	7,570	2,086	13,347
Write-offs	(6,004)	(9,401)	(512)
Transfers		15,598
Balance on ending period	23,708	22,142	13,859
Generation | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	22,142	32,585	19,238
Additions	7,570	2,086	13,347
Write-offs	(6,004)	(9,401)
Transfers		(3,128)
Balance on ending period	23,708	22,142	32,585
Generation | Ongoing | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period		(18,726)	(19,238)
Write-offs			(512)
Transfers		18,726
Balance on ending period			(18,726)
Distribution
INTANGIBLE ASSETS, NET
Balance on beginning period			77,665
Additions			(104,237)
Write-offs			1,713
Transfers			66,751
CLASSIFICATION - HELD FOR SALE			(38,466)
Distribution | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period			77,030
Additions			(105,536)
Transfers			66,972
CLASSIFICATION - HELD FOR SALE			(38,466)
Distribution | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period			1,103,745
Additions			28,907
Write-offs			1,397
Transfers			66,972
CLASSIFICATION - HELD FOR SALE			(1,198,227)
Distribution | In operation | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period			(1,026,715)
Additions			(134,443)
Write-offs			(1,397)
CLASSIFICATION - HELD FOR SALE			1,159,761
Distribution | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period			635
Additions			1,299
Write-offs			1,713
Transfers			(221)
Distribution | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period			635
Additions			1,299
Write-offs			1,713
Transfers			(221)
Transmission
INTANGIBLE ASSETS, NET
Balance on beginning period	2,092	15,929	83,837
Additions		30	51
Write-offs			1,444
Transfers		(13,867)	(66,515)
Balance on ending period	2,092	2,092	15,929
Transmission | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	791	14,628	82,536
Write-offs			1,444
Transfers		(13,837)	(66,464)
Balance on ending period		791	14,628
Transmission | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	791	9,108	87,544
Write-offs			1,444
Transfers		(8,317)	(76,992)
Balance on ending period	791	791	9,108
Transmission | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period		5,520	(5,008)
Transfers		(5,520)	10,528
Balance on ending period			5,520
Transmission | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period		1,301	1,301
Additions			51
Transfers			(51)
Balance on ending period			1,301
Transmission | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	1,301	1,301	1,301
Additions		30	51
Transfers		(30)	(51)
Balance on ending period	1,301	1,301	1,301
Management
INTANGIBLE ASSETS, NET
Balance on beginning period	349,714	564,731	402,739
Additions	84,854	11,576	74,668
Write-offs	(48,477)	(17,194)	(234,969)
Transfers	(31,551)	(198,305)	(94,377)
CLASSIFICATION - HELD FOR SALE			(53,268)
Balance on ending period	354,540	349,714	564,731
Management | In operation
INTANGIBLE ASSETS, NET
Balance on beginning period	95,793	321,904	218,004
Additions	(40,274)	(121,304)	(35,525)
Write-offs	(48,477)		(231,972)
Transfers	1,616	(104,807)	(56,288)
CLASSIFICATION - HELD FOR SALE			(36,259)
Balance on ending period	8,658	95,793	321,904
Management | In operation | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	1,053,351	948,962	1,030,135
Additions	6,721	5,662	36,214
Write-offs	(48,477)		(13,283)
Transfers	16,083	98,727	(45,760)
CLASSIFICATION - HELD FOR SALE			(84,910)
Balance on ending period	1,027,678	1,053,351	948,962
Management | In operation | Accumulated depreciation
INTANGIBLE ASSETS, NET
Balance on beginning period	(641,270)	(578,614)	(547,878)
Additions	(46,995)	(62,656)	(71,739)
Write-offs			(2,880)
Transfers	(14,467)		(10,528)
CLASSIFICATION - HELD FOR SALE			48,651
Balance on ending period	(702,732)	(641,270)	(578,614)
Management | In operation | Impairment
INTANGIBLE ASSETS, NET
Balance on beginning period	(316,288)	(48,444)	(264,253)
Additions		(64,310)
Write-offs			(215,809)
Transfers		(203,534)
Balance on ending period	(316,288)	(316,288)	(48,444)
Management | Ongoing
INTANGIBLE ASSETS, NET
Balance on beginning period	253,921	242,827	184,735
Additions	125,128	66,440	110,193
Write-offs		(8,597)	(2,997)
Transfers	(33,167)	(46,749)	(38,089)
CLASSIFICATION - HELD FOR SALE			(17,009)
Balance on ending period	345,882	253,921	242,827
Management | Ongoing | Gross value
INTANGIBLE ASSETS, NET
Balance on beginning period	306,852	295,758	200,215
Additions	125,128	66,440	110,193
Write-offs		(8,597)
Transfers	(33,167)	(46,749)	2,359
CLASSIFICATION - HELD FOR SALE			(17,009)
Balance on ending period	398,813	306,852	295,758
Management | Ongoing | Others
INTANGIBLE ASSETS, NET
Balance on beginning period	(52,931)	(52,931)	(15,480)
Write-offs			(2,997)
Transfers			(40,448)
Balance on ending period	R$ (52,931)	R$ (52,931)	R$ (52,931)